Form 13F
Form 13F Cover Page

Report for the Calendar Year or Quarter
Ended: June 30, 2010
Check here if Amendment [ ]; Amendment
Number:
This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name: Corbyn Investment Management, Inc.
Address: Suite 108 2330 W. Joppa Rd.
Lutherville, MD 21093
13F File Number: 28-4242

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: Karla K. Moore
Title: Corporate Secretary, CCO
Phone: 410-832-5500
Signature, Place and Date of Signing:
Karla K. Moore Lutherville, MD 07/22/10



Report Type (Check only one):
[X] 13F Holdings Report.

[ ] 13F Notice.

[ ] 13F Combination Report.

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.





Form 13F Summary Page

Report Summary:

Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
58
Form 13F Information Table Value Total:
$525,306
List of Other Included Managers:
NONE







Name of Issuer       Title
                     of
                     Class        CUSIP       Value    Shrs or    SH/PRN  Put/  Investment  Other  Voting Authority
                                                       Prn Amt            Call  Discretion  Managers   Sole
American National Bankshares I COM     027745108     1387    64858 SH       Defined                 64858
Assurant, Inc. (AIZ)           COM     04621x108    25198   726178 SH       Defined                726178
Atlas Energy Inc. (ATLS)       COM     049298102      465    17193 SH       Defined                 17193
BCSB Bancorp. (BCSB)           COM     055367106     1370   138424 SH       Defined                138424
Cardinal Financial Corp. (CFNL COM     14149f109     5031   544427 SH       Defined                544427
Carpenter Technology Corp. (CR COM     144285103    12264   373552 SH       Defined                373552
Cogent Inc. (COGT)             COM     19239y108    16209   799008 SH       Defined               1799008
ConocoPhillips (COP)           COM     20825c104     1394    28403 SH       Defined                 28403
EMCOR Group Inc. (EME)         COM     29084q100    12967    59655 SH       Defined                559655
EOG Resources Inc. (EOG)       COM     26875p101     6236    63395 SH       Defined                 63395
Emerson Electric (EMR)         COM     291011104     2812    64368 SH       Defined                 64368
Energen Corporation (EGN)      COM     29265n108     6900    55645 SH       Defined                155645
FTI Consulting (FCN)           COM     302941109    33782    74995 SH       Defined                774995
First Potomac Realty Trust (FP COM     33610f109      186    12950 SH       Defined                 12950
Harmonic Inc. (HLIT)           COM     413160102    11762  2162200 SH       Defined               2162200
John Hancock Bank Fund (BTO)   COM     409735206      188    13118 SH       Defined                 13118
MasTec, Inc. (MTZ)             COM     576323109     5510   586168 SH       Defined                586168
Michael Baker Corp. (BKR)      COM     057149106    24647   706208 SH       Defined                706208
Middleburg Financial Corp. (MB COM     596094102      904    65000 SH       Defined                 65000
NGP Capital Resources (NGPC)   COM     62912R107     3978   554839 SH       Defined                554839
NTELOS Holdings Corp.  (NTLS)  COM     67020q107     3628   210949 SH       Defined                210949
Nustar Energy LP  (NS)         COM     67058h102      295     5147 SH       Defined                  5147
OceanFirst Financial (OCFC)    COM     675234108      850    70394 SH       Defined                 70394
PPL Corporation (PPL)          COM     69351t106    25218  1010734 SH       Defined               1010734
PartnerRe Ltd. (PRE)           COM     G6852T105    25443   362742 SH       Defined                362742
Pentair Inc. (PNR)             COM     709631105      644    20000 SH       Defined                 20000
Prestige Brands Holdings (PBH) COM     74112d101    11346  1602590 SH       Defined               1602590
Procter & Gamble (PG)          COM     742718109      211     3526 SH       Defined                  3526
Ralcorp Holdings Inc. (RAH)    COM     751028101    19304   352270 SH       Defined                352270
Republic Services (RSG)        COM     760759100    24102   810686 SH       Defined                810686
Rosetta Resources, Inc. (ROSE) COM     777779307    10002   504921 SH       Defined                504921
Rudolph Technologies (RTEC)    COM     781270103      257    34093 SH       Defined                 34093
Rush Enterprises Inc. Cl A (RU COM     781846209     7485   560222 SH       Defined                560222
Rush Enterprises Inc. Cl B (RU COM     781846308     3446   295798 SH       Defined                295798
Southern National Bancorp of V COM     843395104     1461   199862 SH       Defined                199862
SunTrust Banks (STI)           COM     867914103      970    41629 SH       Defined                 41629
Suncor Energy Inc. (SU)        COM     867224107    10624   360875 SH       Defined                360875
Tessera Technologies (TSRA)    COM     88164l100     4330   269780 SH       Defined                269780
United America Indemnity (INDM COM     90933t109    10169  1381629 SH       Defined               1381629
Urstadt Biddle Properties Cl A COM     917286205      444    27500 SH       Defined                 27500
Verizon Communications (VZ)    COM     92343v104    20682   738100 SH       Defined                738100
W. R. Berkley Corp. (WRB)      COM     084423102     9973   376905 SH       Defined                376905
j2 Global Communications (JCOM COM     46626e205    22890  1048097 SH       Defined               1048097
ADC Telecommunications         CONV    000886AB7     6547  7461000 PRN      Defined               7461000
Advanced Micro Devices         CONV    007903AN7     6149  6266000 PRN      Defined               6266000
Dollar Financial Corp.         CONV    256664AB9     3675  4200000 PRN      Defined               4200000
Griffon Corporation            CONV    398433AC6    10761  0761000 PRN      Defined              10761000
Hologic Inc.                   CONV    436440AA9    14945 17557000 PRN      Defined              17557000
Level 3 Communications         CONV    52729NBA7     6983  7009000 PRN      Defined               7009000
Lifetime Brands Inc.           CONV    53222QAB9      482   500000 PRN      Defined                500000
MasTec, Inc.                   CONV    576323AG4     1805  2000000 PRN      Defined               2000000
Mentor Graphics                CONV    587200AD8      744   769000 PRN      Defined                769000
Par Pharmaceutical Cos         CONV    717125AC2    12187 12279000 PRN      Defined              12279000
Sandisk Corp.                  CONV    80004CAC5     6666  7500000 PRN      Defined               7500000
School Specialty Inc.          CONV    807863AE5    23011 23127000 PRN      Defined              23127000
School Specialty Inc.          CONV    807863AL9    15220 16000000 PRN      Defined              16000000
SunPower Corp.                 CONV    867652AB5    28069 28246000 PRN      Defined              28246000
Transocean Inc.                CONV    893830AU3     1095  1130000 PRN      Defined               1130000